SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

FEDERAL-MOGUL CORPORATION AND SUBSIDIARIES

Column A	Column B	Column C			Column D		Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
	(Millions of Dollars)

Year ended December 31, 2012:
Valuation allowance for trade receivables	$13	$2		$—	$(2	) (1)	$13
Inventory valuation allowance	83	18		—	(2	) (2)	99
Valuation allowance for deferred tax assets	824	334	(3)	65	—		1,223

Year ended December 31, 2011:
Valuation allowance for trade receivables	$13	$3		$—	$(3	) (1)	$13
Inventory valuation allowance	86	14		—	(17	) (2)	83
Valuation allowance for deferred tax assets	871	(27	) (4)	(20)	—		824

Year ended December 31, 2010:
Valuation allowance for trade receivables	$19	$1		$—	$(7	) (1)	$13
Inventory valuation allowance	76	18		—	(8	) (2)	86
Valuation allowance for deferred tax assets	865	(75	) (5)	81	—		871

(1)	Uncollectible accounts charged off net of recoveries.
(2)	Obsolete inventory charged off.
(3)	Includes $(7) million related to discontinued operations.
(4)	Includes $(9) million related to discontinued operations.
(5)	Includes $1 million related to discontinued operations